(a) Investments in entities under joint control (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of joint ventures [abstract]
Summary of investment in Joint Control that are Accounted using Equity Method

The Group also has investment in individually immaterial entities under joint control that are accounted using equity method.

Company name	Opening balance	Addition during the year	Share in loss of jointly controlled entity	Acquired during the year*	Closing balance
	(INR)	(INR)	(INR)	(INR)	(INR)
Abha Solarfarms Limited
For the year ended March 31, 2021	89	—	(7)	(82)	—
For the year ended March 31, 2020	84	15	(10)	—	89
Heramba Renewables Limited
For the year ended March 31, 2021	170	—	(14)	(156)	—
For the year ended March 31, 2020	156	30	(16)	—	170
Aalok Solarfarms Limited
For the year ended March 31, 2021	91	—	(7)	(84)	—
For the year ended March 31, 2020	86	14	(9)	—	91
Shreyas Solarfarms Limited
For the year ended March 31, 2021	174	—	(17)	(157)	—
For the year ended March 31, 2020	163	29	(18)	—	174

* Refer Note 55(b)